Business Combinations (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Business Combinations [Abstract]
Schedule of Purchase Price

The purchase price was allocated as follows:

Preliminary Allocation
Purchase consideration at fair value:
Class A common stock	$14,424,860

Assets acquired and liabilities assumed at fair value
Cash	$14,596,267
Accounts receivable	305,380
Prepaid expenses and other current assets	1,065,991
Other assets	14,597
Operating lease right-of-use assets	130,225
Goodwill	80,950
Accounts payable	(782,184)
Accrued expenses	(856,141)
Operating lease liabilities	(130,225)
Net assets acquired	$14,424,860

The acquisition cost was allocated to the assets acquired as follows:

October 24, 2024
Purchase consideration:
Initial Cash Purchase Price	$4,000,000
Issuance of Stock	8,131,656
Assumed liabilities	1,000,000
Total purchase consideration	$13,131,656

Purchase price allocation:
Accounts receivable	$1,515,824
Inventory	390,219
Fixed assets	416,792
Order backlog	10,808,821
Fair value of net assets acquired	$13,131,656

Schedule of Unaudited Pro Forma Information

The following unaudited pro forma results presented below include the effects of the Heliogen acquisition as if it had been consummated as of January 1, 2024, with adjustments to give effect to pro forma events that are directly attributable to the acquisition.

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Net revenues	$23,946,448	$20,707,905	$50,945,678	$59,435,333
Net loss	(13,283,859)	(14,687,424)	(34,716,447)	(55,058,845)

Net loss attributable to class A common stockholders	(14,639,407)	(12,239,262)	(28,850,269)	(48,555,543)
Loss per share attributable to common stockholders – basic and diluted	$(0.50)	$(1.09)	$(1.05)	$(4.90)